Annual Fund Operating Expenses - Xtrackers J P Morgan ESG USD High Yield Corporate Bond ETF - Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.20%	[1]
Other Expenses	none
Total annual fund operating expenses	0.20%

[1]	Effective May 12, 2020, the fund's management fee was reduced from 0.35% to 0.20% of the fund's average daily net assets.